BEIJING BRUSSELS CENTURY CITY HONG KONG JAKARTA† LONDON NEWPORT BEACH NEW YORK	400 South Hope Street Los Angeles, California 90071-2899 TELEPHONE (213) 430-6000 FACSIMILE (213) 430-6407 www.omm.com	SAN FRANCISCO SEOUL SHANGHAI SILICON VALLEY SINGAPORE TOKYO WASHINGTON, D.C

January 28, 2014

VIA EDGAR AND FEDERAL EXPRESS

Mara L. Ransom

Assistant Director

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-3628

Re:	Sportsman’s Warehouse Holdings, Inc.
Draft Registration Statement on Form S-1
Submitted December 11, 2013
CIK No. 0001132105

Dear Ms. Ransom:

On behalf of Sportsman’s Warehouse Holdings, Inc., a Delaware corporation (the “Company”), this letter sets forth the Company’s responses to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission” or the “SEC”) set forth in your letter dated January 10, 2014 (the “Comment Letter”), regarding the above referenced Draft Registration Statement on Form S-1 (the “Registration Statement”). The Company has also revised the Registration Statement (the “Revised Registration Statement”) in response to the Staff’s comments and is filing concurrently with this letter the Revised Registration Statement, which reflects these revisions.

For the convenience of the Staff, each comment from the Comment Letter corresponds to the numbered paragraph in the Comment Letter and is restated in italics prior to the response to such comment. Capitalized terms used and not defined have the meanings given in the Revised Registration Statement. Page and caption references in the text of this letter correspond to pages and captions in the Revised Registration Statement.

†	In association with Tumbuan & Partners

Ms. Mara L. Ransom, January 28, 2014

REGISTRATION STATEMENT ON FORM S-1

General

1.	Please revise the registration statement to include all information required by Form S-1, including filing the required exhibits, and complete all blanks in the registration statement, subject to applicable exemptions. Please also confirm to us your understanding that we will require sufficient time to review such information before declaring the registration statement effective.

Response:

The Company respectfully informs the Staff that it has revised the Revised Registration Statement to, among other things, provide that it will apply for the listing of its common stock on The NASDAQ Global Select Market and include information on its director nominees.

The Company respectfully informs the Staff that it intends to rely on Rule 430A with respect to certain information that is omitted in the Registration Statement. The Company confirms that it will not circulate copies of the Revised Registration Statement or the preliminary prospectus that forms a part of the Revised Registration Statement until it has included all information other than information it may exclude in reliance upon Rule 430A. The Company also confirms its understanding that the Staff will need sufficient time to review the Revised Registration Statement when new information is included.

The Company has also filed additional exhibits with the Revised Registration Statement. Any exhibits that have yet to be filed will be filed in a subsequent pre-effective amendment to the Registration Statement. The Company acknowledges that the Staff may have additional comments upon its review of the exhibits and will provide the exhibits with ample time for the Staff to review.

2.	Please supplementally provide us with any written materials that you or anyone authorized to do so on your behalf provides in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:

The Company confirms that neither the Company, nor anyone authorized by the Company, has provided materials to potential investors in reliance on Section 5(d) of the Securities Act. Furthermore, the Company confirms that no broker or dealer that

Ms. Mara L. Ransom, January 28, 2014

is participating or that will participate in the offering has published or distributed any research reports about the Company in reliance on Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act (the “JOBS Act”).

3.	We note that you have disclosed in your risk factors that you will be deemed a “controlled company” and you have provided a discussion in your Management disclosures. Please also disclose in the prospectus summary that you will be a “controlled company.”

Response:

In response to the Staff’s comment, the Company has added disclosure under “Prospectus Summary—Our Principal Stockholder.”

Presentation of Certain Financial Measures

4.	Please remove all defined terms in the forepart of your document. All defined terms in your prospectus should be clear from their context, if they are not clear, please revise. In this regard, we also note your use of the terms “SKU,” and “power and lifestyle centers.” Please revise to explain within the context of your discussion what these terms mean.

Response:

The Company has revised the Registration Statement to remove all defined terms from the forepart of the Registration Statement and included the meaning of such terms where necessary within the Revised Registration Statement. The Company has also clarified the meaning of the terms “SKU” and “power and lifestyle centers” within the context of the discussion in which these terms appear.

5.	Please tell us if the numerator in your “four-wall Adjusted EBITDA margin” calculation is four-wall Adjusted EBITDA or Adjusted EBITDA. Revise your disclosure if necessary.

Response:

In response to the Staff’s comment, the Company has revised its disclosure to make clear that the numerator in its “four-wall Adjusted EBITDA margin” calculation is four-wall Adjusted EBITDA (i.e., a given store’s Adjusted EBITDA).

Prospectus Summary, page 1

6.	Please provide copies of the reports or studies that support the qualitative and comparative statements contained in your prospectus. We note the following examples:

•	“Today, we have the largest outdoor specialty store base in the Western United States and Alaska,” page 1;

Ms. Mara L. Ransom, January 28, 2014

•	“The 2011 U.S. Fish and Wildlife national survey, published once every five years, found that hunting and fishing participation increased 11% and 9%, respectively, for Americans ages 16 and older from 2006 to 2011,” page 2;

•	“‘mom & pop’ shops…comprise 65% of the market,” page 2;

•	“We operate 47 stores across 18 states, primarily in the Western United States and Alaska, with a presence in these markets that is over three times that of the next largest outdoor retailer,” page 4, and;

•	“According to the NSGA, in 2012, participation among women in hunting with firearms and target shooting with live ammunition increased 29% and 27%, respectively,” page 69.

These are only examples. Please mark your furnished support or provide page references in your response to the sections you rely upon for each specific statement. To the extent you are unable to provide support, please delete the qualitative and comparative statement, or revise to indicate that it is based on management’s belief and discuss the basis for such belief. Please revise throughout your prospectus as necessary.

Response:

The Company acknowledges the Staff’s comment and, concurrently with this submission, the Company is supplementally providing the Staff, under separate cover, with third-party reports or studies that support certain qualitative and comparative statements contained in the Revised Registration Statement. Where appropriate, the Company has revised its disclosure to note that certain qualitative statements are based on management’s belief.

7.	As a related matter, please tell us your basis for the statement that you are a “high-growth” outdoor sporting goods retailer and tell us by what measure you are referring to such growth.

Response:

The Company advises the Staff that the statement that the Company is a “high-growth” outdoor sporting goods retailer is based on both historical growth and potential expansion.

With respect to historical growth, the Company has grown from 26 stores as of August 14, 2009 to 47 stores as of November 2, 2013 as a result of new store openings and acquisitions. In addition, from fiscal year 2010 to the 53-week period

Ms. Mara L. Ransom, January 28, 2014

ended November 2, 2013, the Company’s annual net sales has more than doubled from $311.4 million to $656.5 million and, during that same period, annual Adjusted EBITDA grew from $22.8 million to $79.5 million.

The Company also believes that it has the capacity to continue to be a high-growth retailer. As disclosed on page 4 of the Revised Registration Statement, the Company believes that it has the potential to expand to more than 300 locations throughout the United States and plans to open seven to eight new stores in fiscal year 2014 and eight to twelve stores annually for the next several years thereafter.

8.	Also, we note your statement on page 2, first paragraph, second sentence, “We believe that U.S. outdoor activities and sporting goods retail sales totaled over $50 billion in 2012.” Please revise to discuss the basis for this belief.

Response:

The Company has revised the Revised Registration Statement to state the basis for its belief that U.S. outdoor activities and sporting goods retail sales totaled over $50 billion in 2012. Additionally, the Company respectively advises the Staff that the Company’s belief is based on a combination of management’s experience in and research into this industry, as well as available third party materials and the views of third parties knowledgeable about this industry. For example, The National Sporting Goods Association reported that sales in the sporting goods apparel, equipment and athletic footwear industry were approximately $59.2 billion in 2012, and such report is included in the Supplemental Materials provided to the Staff in response to comment 6.

9.	Also, we note your indication that your store layout is “less capital intensive” than that of your principal competitors. In an appropriate place in your disclosure, please explain what you mean by this and provide your basis for this statement.

Response:

The Company has revised its disclosure on pages 1 and 57 in response to the Staff’s comment, and support for this statement is included in the Supplemental Materials provided to the Staff in response to comment 6.

Ms. Mara L. Ransom, January 28, 2014

Our competitive strengths, page 4

10.	We note your reference on page 4 and elsewhere in your prospectus to “double-digit” Adjusted EBITDA margins. With a view to clarity, please revise to quantify such amounts.

Response:

In response to the Staff’s comment, the Company has revised its disclosure throughout the Revised Registration Statement to quantify references to “double-digit” Adjusted EBITDA margin.

Principal Stockholders, page 6

11.	Given the recent dividend payments you have made, please revise your prospectus summary to disclose such dividends and the amounts that were ultimately paid out. Please also state the business purpose for these dividends. Please also disclose in your prospectus summary that in connection with these dividends, you incurred borrowings under your term loans of at least $220 million in 2012 and 2013 in order to do so.

Response:

In response to the Staff’s comment, the Company has added disclosure under “Prospectus Summary—Our Principal Stockholder.”

12.	Please revise your prospectus summary to quantify and describe any payments, compensation or equity that your Principal Stockholders, directors or executive officers received or will receive in connection with this offering.

Response:

In response to the Staff’s comment, the Company has added disclosure under “Prospectus Summary—Our Principal Stockholder” relating to payments to be received in connection with this offering by its principal stockholder. The Company also confirms to the Staff that the Company’s directors will not receive any payments in connection with this offering. The Company respectfully notes for the Staff that it did not include disclosure in the prospectus summary relating to the compensation payable to its executive officers in connection with this offering. The Company believes such disclosure is adequately reflected under “Executive Compensation—Bonuses in Connection with this Offering” and does not believe that such disclosure is sufficiently material to potential investors to warrant disclosure in the prospectus summary.

Ms. Mara L. Ransom, January 28, 2014

Emerging Growth Company, page 6

13.	Considering you are an emerging growth company, please state your election under Section 107(b) of the JOBS Act:

•	If you have elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b), include a statement that the election is irrevocable; or

•	If you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1), provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

Response:

The Company confirms that it has elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act. The Company has added disclosure on page 56 of the Revised Registration Statement to reflect its irrevocable election.

Summary Consolidated Financial and Operating Data, page 10

14.	We note your disclosure on page 11 that Adjusted EBITDA excludes certain “one-time non-recurring expenses,” such as store acquisition costs, e-commerce start-up costs, and pre-opening expenses. Please note that Item 10(e) of Regulation S-K prohibits adjusting a non-GAAP financial performance measure to eliminate items identified as non-recurring, infrequent or unusual when the nature of the charge is such that it is reasonably likely to recur within two years or there was a similar charge within the prior two year. We note that you incurred pre-opening expenses in all periods presented and acquisition expenses in the most recent annual and interim periods. Given the recurrence of these items, please refrain from referring to these charges as “one-time non-recurring” items. See question 102.03 of our Non-GAAP Financial Measures Compliance and Disclosure Interpretation, available at http://www.sec.gov/divisions/corpfin/guidance/nongaapinterp.htm.

Response:

In response to the Staff’s comment, the Company has revised the disclosure in the Revised Registration Statement to remove references to these expenses as “one-time non-recurring” expenses.

Ms. Mara L. Ransom, January 28, 2014

Market and Industry Data, page 32

15.	Please remove your statement that you “have not independently verified the accuracy or completeness” contained in your prospectus, as it is inappropriate to suggest that you are not responsible for the accuracy of the information you elect to include in your disclosure document.

Response:

The Company has revised its disclosure on page 32 in response to the Staff’s comment.

Use of Proceeds, page 33

16.	We note that you are seeking a waiver from the requirement to use all the proceeds from your offering to pay down your revolving credit facility. With a view to understanding why you plan to seek a waiver when you otherwise have no plans for the proceeds, please elaborate upon why you plan to seek a waiver. Also, please ensure that you continue to update your prospectus concerning this issue as your registration statement is processed. Please include a risk factor addressing the consequences should you not obtain a waiver from this requirement.

Response:

In response to the Staff’s comment, the Company has included disclosure in the Revised Registration Statement that it will seek a waiver from Wells Fargo of the requirement to use the proceeds from the offering to repay all amounts outstanding under the revolving credit facility because it intends instead to use the net proceeds from the offering to pay a certain amount of the borrowings outstanding under its term loans. The Company advises the Staff that it expects to obtain the waiver from Wells Fargo prior to its first use of the preliminary prospectus and, therefore, the Company has not included a risk factor addressing the consequences should the Company not obtain a waiver under its revolving credit facility. The Company will ensure that it continues to update its prospectus concerning this issue as the Registration Statement is processed and acknowledges that the Staff will need ample time to review any revised disclosure.

17.	Please revise to quantify “a portion of the borrowings” outstanding under your term loans to which you plan to apply some of your use of proceeds.

Response:

The Company has revised the disclosure noted in the Staff’s comment to provide a specified amount of the term loans that will be repaid. The Company respectfully advises the Staff that it will include the amount of its term loan to be repaid with the proceeds of the offering prior to its first use of the preliminary prospectus and acknowledges that the Staff will need ample time to review the updated disclosure.

Ms. Mara L. Ransom, January 28, 2014

Dividend Policy, page 34

18.	Please clarify your disclosure here to explain whether you paid two separate dividends in November 2012 as your existing disclosure suggests that your restricted nonvoting stock received a dividend of $1.81 and $8.57 at such time.

Response:

In response to the Staff’s comment, the Company has revised its disclosure to clarify that the Company paid two separate dividends in November 2012.

19.	Please also provide the aggregate amount of dividends that were paid out at each of the times you reference.

Response:

In response to the Staff’s comment, the Company has revised its disclosure to provide the aggregate amount of dividends that were paid out at each of the times referenced.

Management’s Discussion and Analysis, page 41

Results of Operations, page 44

20.	Please revise your disclosure to elaborate upon how you define “customer visits.” For example, please clarify whether each visit includes a purchase made by a customer and whether you distinguish between repeat customers in arriving at your total.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 45 to clarify the definition of “customer visits.”

Ms. Mara L. Ransom, January 28, 2014

21.	Where you identify intermediate causes of changes in your operating results, also describe the reasons underlying the intermediate causes. For example, you indicate on page 46 that your same store sales increased 16.2% during the first three quarters of fiscal year 2012 compared to the same period in fiscal 2011 due to an “overall general increase in demand for our products.” Please expand your disclosures to provide management’s insight into the specific factors that contributed to this sales trend, and if possible, quantify the impact of each underlying factor. See Item 303(a) of Regulation S-K and SEC Release No. 33-8350.

Response:

The Company has revised its disclosure on pages 45 and 46 to describe the reasons underlying the intermediate causes of changes in the Company’s operating results.

22.	We note your disclosure on page 19 that government regulations, particularly regulations relating to the sale of firearms and ammunition, may negatively impact the demand for your products and the ability to conduct your business. You also disclose on page 20 that sales of firearms represent a significant percentage of your net sales and are critical in drawing customers to your stores. Considering the significance of firearms and ammunitions to your net sales and the potential for restrictions on the future sale of such products, please quantify, either in dollars or as a percentage of sales, your firearm and ammunition sales for each period presented. If you do not believe such information would be useful to investors or enable them to view the company through the eyes of management, please explain to us the reasons for such a determination.

Response:

In response to the Staff’s comment, the Company has included on page 44 of the Revised Registration Statement information regarding the percentage of net sales represented by the Company’s hunting and shooting department, which includes firearms and ammunition. The Company notes that it also quantifies the change in net sales generated by the hunting and shooting department, which was primarily driven by sales in firearms and ammunition, in the comparative discussions of net sales on pages 45 and 46. The Company has not provided net sales information with respect to firearms and ammunition. The Company believes that the information it provides regarding its hunting and shooting department provides sufficient information to investors regarding the importance of firearms and ammunition to the Company’s operations as the hunting and shooting department represented 52.0%, 55.7% and 49.4% of net sales for the thirty-nine weeks ended November 2, 2013, fiscal year 2012 and fiscal year 2011, respectively. The Company also believes that providing information on individual product lines could cause competitive harm as it does not provide such information for other individual product lines and does not believe that any of its principal competitors provide similar information.

Ms. Mara L. Ransom, January 28, 2014

Liquidity and Capital Resources, page 48

23.	Quantify your future material commitments for capital expenditures and the source of funds you intend to use to fulfill such commitments. See Item 303(a)(2)(i) of Regulation S-K.

Response:

The Company has quantified its future material commitments for capital expenditures and provided the source of funds the Company intends to use to fulfill such commitments on page 48 of the Revised Registration Statement in response to the Staff’s comment.

24.	Please provide a more informative analysis and discussion of changes in operating cash flows, including changes in working capital components, for each period presented. In doing so, please explain the underlying reasons and implications of material changes between periods to provide investors with an understanding of trends and variability in cash flows. For example, given the significant number of new stores opened during fiscal 2013, you may wish to quantify the impact these new stores had on your cash flows, if possible. Please ensure your discussion and analysis is not merely a recitation of changes evident from the financial statements. Refer to Item 303(a) of Regulation S-K and SEC Release No. 33-8350.

Response:

The Company has revised its disclosure on page 49 of the Revised Registration Statement in response to the Staff’s comment. In addition, the Company notes for the Staff that its working capital changes were primarily the result of changes in its net inventory levels during these periods. With respect to the new stores, the Company revised the disclosure to specify that only the purchase of inventory for its four new organic stores is reflected in cash flows from operating activities and the purchase of inventory for its ten acquired stores is shown in cash flows from investing activities.

Critical Accounting Policies, page 50

25.	Please revise the discussion of your critical accounting policies and estimates to focus on the assumptions and uncertainties that underlie your critical accounting estimates, rather than duplicating certain of the accounting policy disclosures in the financial statement footnotes. Discuss the sensitivity of reported results to changes in your assumptions, judgments, and estimates, including the likelihood of obtaining materially different results if different assumptions were applied.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 53 of the Revised Registration Statement.

Ms. Mara L. Ransom, January 28, 2014

Contractual Obligations, page 52

26.	We note your disclosure on page 67 that all of your leases provide for additional payments associated with common area maintenance, real estate, taxes and insurance. Please include a footnote below the contractual obligations table to indicate that the operating lease obligation amounts presented do not include these additional obligations. Since this table is aimed at providing additional information that is material to understanding a company’s cash requirements, you may want to disclose amounts paid in prior years for such items in order to provide a context for the reader to understand the impact of these charges on your total lease obligations. See Item 303(a)(5) of Regulation S-K and footnote 46 to SEC Release No. 33-8350.

Response:

In response to the Staff’s comments, the Company has revised the disclosure on page 54 of the Revised Registration Statement to include a footnote indicating that the operating lease obligation amounts presented do not include the additional obligations described and providing disclosure related to amounts paid in prior years.

Business, page 55

27.	We note your indication on page 59 that you intend to modify 14 stores in 2014. In an appropriate place in your Management’s Discussion and Analysis, please disclose the historical and projected costs of such remodels.

Response:

In response to the Staff’s comment, the Company has disclosed on page 48 the projected cost of the 14 stores the Company’s intends to remodel in 2014. The Company also notes for the Staff that the Company has not yet begun to remodel the 14 stores and therefore there are no historical costs of such remodels at this time.

Executive Compensation, page 81

28.	Please update this section to provide compensation information for the recently completed fiscal year. In this regard, refer to Section 217.11 under “Interpretive Responses Regarding Particular Situations” of our Compliance and Disclosure Interpretations relating to Regulation S-K.

Response:

The Company acknowledges Section 217.11 under “Interpretive Responses Regarding Particular Situations” of the Staff’s C&DI relating to Regulation S-K and advises the Staff that it will update the “Executive Compensation” section to provide compensation information for the fiscal year ending February 1, 2014 in the Company’s first confidential submission or public filing of its Registration Statement following such fiscal year end date.

Ms. Mara L. Ransom, January 28, 2014

Executive Incentive Plans, page 82

29.	We note your description of your benefits plans and your compensation plans are qualified in their entirety by reference to the full text of each plan or award documentation. As you are responsible for the accuracy of the information in the filing, this type of qualification is inappropriate. Please revise accordingly.

Response:

In response to the Staff’s comments, the Company has revised the disclosure under “Executive Compensation—Equity Incentive Plans” on page 86 of the Revised Registration Statement to remove this qualification.

Description of Capital Stock, page 91

30.	Please remove the statement to the effect that your summaries are not complete.

Response:

The Company has revised “Description of Capital Stock” in the Revised Registration Statement to remove the qualification noted in the Staff’s comment.

Financial Statements for the Fiscal Year Ended February 2, 2013

Notes to Consolidated Financial Statements, page F-7

(1) Nature of the Business, page F-7

Segment Reporting, page F-8

31.	We note that your chief operating decision maker reviews financial information presented on a consolidated and individual store and cost center basis. Please address the following comments:

•	You disclose on page 62 that you “actively monitor the profitability of each product category within each department and adjust our assortment and selling space accordingly.” Please tell us the extent to which your CODM regularly reviews financial information of your product categories and departments and explain why your product categories or departments do not represent your operating segments.

•

Considering product category profitability appears to be a key measure used by management, please tell us how you considered quantifying profit measures for your product categories and/or departments within MD&A or, at a minimum,

Ms. Mara L. Ransom, January 28, 2014

discussing profitability trends and movements in these categories in greater detail. If you do not believe such information would be useful or relevant to investors, please explain the reasons for your determination.

•	You indicate that you aggregate all individual stores into a single operating and reportable segment. Since your CODM reviews the financial information of individual stores, please clarify why each store is not a separate operating segment under ASC 280-10-50-1.

Response:

The Company notes the Staff’s comment and, in response to this comment, advises the Staff that the Company determined that each individual store is a separate operating segment; however, given that the stores have the same characteristics, the individual stores are aggregated into one single reporting segment. In furtherance of the foregoing, in determining that each individual store is an operating segment, the Company followed the guidance of ASC Topic 280, Segment Reporting, and applied the management approach through the following steps:

•	Identify the Chief Operating Decision Maker (“CODM”);

•	Identify the operating segments reported to the CODM;

•	Evaluate whether or not the operating segments identified can be aggregated; and

•	Determine which operating segments are reportable segments.

Identify the CODM

For purposes of applying ASC 280, the CODM is the highest level of the Company’s management at which decisions are made about how the Company’s resources will be allocated so that other levels of management can execute and implement those operating decisions. Pursuant to ASC 280, the Company determined that its Chief Executive Officer (“CEO”) is the CODM, as he is the highest level of management at which decisions are made about how resources will be allocated so that other levels of management can execute those operating decisions. The Company’s Senior Management Team assists the CEO in the evaluation of the Company’s performance and the need for the allocation of resources; however, the CEO can and does override decisions made by the Senior Management Team. Also, because the CEO essentially controls the Senior Management Team and, therefore, has control over the operating decisions that the Senior Management Team proposes, the CEO is the CODM for purposes of applying the management approach under ASC 280. This Senior Management Team consists of (i) Chief Financial Officer; (ii) Senior Vice President, Stores; (iii) Senior Vice President, Merchandising; (iv) Chief Marketing Officer; (v) Chief Technology Officer; (vi) Chief Operations Officer; and (vii) Vice President, Compliance.

Ms. Mara L. Ransom, January 28, 2014

With input from the Senior Management Team, the Company’s CEO is the member of the Company’s management that ultimately determines the allocation of the Company’s resources and assesses the performance of the Company. The CODM has access to the same information as the members of the Senior Management Team.

Identify the Operating Segments

Operating segments under ASC 280 are the individual operations that the CODM reviews for purposes of assessing performance and making resource allocation decisions. In identifying its operating segments, the Company focuses on the way that the financial information is organized and reported to the CODM. In considering the information provided to the CODM in his performance assessment and resource allocation decisions, the Company considered the variety of information presented to and used by the CODM during this process. As is outlined in more detail below, the Company noted that the information provided to be used in the CODM’s decision making process is overlapping in nature in that the numerous reports and pieces of information used are broken out in a variety of ways depending on the metric being analyzed and that there is not a uniform break-out by department or product category, or view, that is utilized throughout his performance assessing and resource allocation decisions. In connection with the CODM’s review, the CODM considers the following collective information (collectively referred to as the “Monthly Financial Reporting Package”) provided to the CODM:

•	Consolidated results consisting primarily of the following:

•	Consolidated balance sheet;

•	Consolidated statement of operations, including calculation of Consolidated EBITDA and adjusted EBITDA; and

•	Consolidated statement of cash flows.

•	Four-Wall EBITDA: The CODM reviews the operating results of each store consisting of sales, cost of sales, operating expenses and EBITDA. The CODM will review sales by department; however, the CODM doesn’t use department sales information alone to make his decision, but rather uses all of the information described herein (e.g., the Monthly Financial Reporting Package, monthly sales reports, monthly operating expense reports, annual budgets, etc.) in its totality in making resource allocation decisions. The CODM uses this information to assess market trends as well as to determine how a store is performing against the budget and the prior year’s results. The Company does not track operating margin by product category.

Ms. Mara L. Ransom, January 28, 2014

•	Monthly statements of operations by store: Actual and budgeted operating expense amounts are broken out by store, as opposed to a department, and are provided to the CODM. These monthly operating expense reports are what the CODM uses to monitor overall spending against previously established budgeted amounts.

The Company also considered the following information in determining that each store is a single operating segment:

•	Information presented to the Board of Directors is comprised primarily of the monthly consolidated results from the Monthly Financial Reporting Package; and

•	In presenting the annual budget for approval by the Company’s board of directors, the CODM reviews the strategic plan which forecasts sales and margin information in a format consistent with the monthly sales reports. The budget is also used in the determination of allocating resources based on input and initiatives developed during the strategic planning process with the Senior Management Team. The CODM is ultimately responsible for the performance of the budget. The CODM is responsible for the allocation of resources and each store’s general manager are responsible for the execution and delivery of the plans based on the resources allocated by the CODM.

Accordingly, based upon the guidance of ASC 280-10-50-1 and the factors described above, and the characteristics of operating segments described in ASC 280-10-50-1, the Company concluded that each store is an operating segment.

Evaluation of Aggregation Criteria

The Company considered the guidance in ASC 280-10-50-11 noting the following:

•	Each of the retail stores offers similar products and is expected to have similar sales trends and gross margins.

•	The Company does not have a production process but each store receives its inventory from the distribution center and works with central buyers to determine what inventory to purchase for each store.

•	The type of customer is consistent between stores.

•	The methods used to distribute products to customers are consistent between stores as each store sells at point of sale.
•	The nature of the regulatory environment is not distinctly different at the various stores.

Ms. Mara L. Ransom, January 28, 2014

The Company acknowledges that its e-commerce platform does not have the same characteristics as its retail stores. The e-commerce platform, however, generated $7.6 million, or 1.1%, of the Company’s total sales during the 53-week period ending November 2, 2013 and is not material to the Company’s operations. Therefore the Company only reports one segment. If the e-commerce platform represents a larger percentage of the Company’s consolidated revenue in the future, the Company will then evaluate whether to report its e-commerce platform as its own reporting segment.

Based on meeting all of the aggregation criteria in ASC 280-10-50-11, the Company then considered the quantitative threshold requirements in ASC 280-10-50-12. The Company considered each store’s revenue, profit or loss and assets compared to the totals of all operating segments (i.e., all of the stores). No individual stores had (1) revenue greater than 10 percent of the combined revenue; (2) profits greater than 10 percent of the combined profits of all operating segments that reported a profit, or losses greater than 10 percent of the combined losses of all operating segments that reported a loss; or (3) assets greater than 10 percent of the combined assets of all operating segments.

Furthermore, the total of external revenue reported by operating segments is greater than 75 percent of total consolidated revenue (it is 100% of total revenue) and thus the guidance in ASC 280-10-50-14 does not apply.

Determine the Reportable Segments

Following the guidance in ASC 280-10-50-13, the Company concluded that each store (or individual operating segments) could be aggregated into one reportable segment, because no store meets the quantitative thresholds to report as a separate segment and each store has similar economic characteristics to the other stores.

The Company has clarified this determination by revising its disclosure on page F-8 of the Revised Registration Statement.

The Company also notes the Staff’s comment in the first and second bullet points regarding information with respect to its departments and product categories. As noted above, the CODM reviews the Monthly Financial Reporting Package, which includes the operating results of each store. While the CODM will review sales by department, the CODM does not use department sales information alone to make decisions, but rather uses all of the information included in the Monthly Financial Reporting Package, monthly sales reports, monthly operating expense reports, annual budgets, and elsewhere in its totality in making resource allocation decisions. Furthermore, the Company does not track operating margin by product category, and actual and budgeted operating expense amounts are broken out by store, as opposed to a department.

Ms. Mara L. Ransom, January 28, 2014

The Company considered disclosure regarding its profit measures for departments and/or product categories in reviewing the Staff’s comment. The Company notes that it has disclosed in MD&A that it has been noticing a shift to higher margin products, such as clothing and footwear, except for the period of time where it recognized a significant increase in sales of firearms and ammunitions, and that it believes the increase in sales of firearms and ammunitions, which resulted in a stabilization or slight decrease in its gross margin, was temporary for reasons addressed in the Revised Registration Statement. The Company will continue to discuss significant variances of profit measures within its departments and product categories. It believes, however, that providing the net sales information for each department is sufficient information to allow an investor to understand the importance of each department and its associated products to the overall operations of the Company and that to provide more granular information with respect to its gross margins could result in competitive harm to the Company by disclosing its pricing strategies.

(5) Long-Term Debt, page F-12

32.	We note your disclosure on page 29 regarding dividend restrictions related to your debt agreements. Please quantify for us your restricted net assets as defined in Rule 4-08(e)(3) of Regulation S-X as of the end of most recently completed year and tell us how you computed the amount. In addition, if the restricted net assets exceed 25% of your consolidated net assets, please provide the disclosures required by paragraphs 3(i) and (ii) of Rule 4-08(e) of Regulation S-X and Schedule I prescribed by Rule 12-04 of Regulation S-X as required by Rule 5-04 of Regulation S-X.

Response:

In response to the Staff’s comment, the Company included disclosure on pages F-14 and F-28 to indicate that the Company is restricted from paying any dividends, subject to limited exceptions, without prior written consent from the financial institutions party to its term loan and revolving credit facility.

(8) Income Taxes, page F-15

33.	We note that you reversed a valuation allowance against your deferred tax assets as of January 28, 2012. Please address the following comments:

•	Please explain in detail why you believed a valuation allowance was necessary in prior periods and tell us when you initially recorded the allowance.

Ms. Mara L. Ransom, January 28, 2014

•	Please explain in detail the facts and circumstances existing as of January 28, 2012 that you considered in assessing the realizability of the deferred tax assets and ultimately reversing the valuation allowance. Describe the facts and circumstances that changed from prior periods that caused your change in estimate. In your response, please specifically address each of the sources of income outlined in ASC 740-10-30-18, both positive and negative evidence, as well as your assessment of how objectively verifiable the evidence was and how that impacted your evaluation.

Response:

In response to the Staff’s comment, the Company advises the Staff that the Company initially recorded a full valuation allowance against its deferred tax assets that would not be realized from the reversal of its deferred tax liabilities in fiscal year 2008. In accordance with ASC 740, Income Taxes, the Company assessed its deferred tax assets to determine whether it is more likely than not that some portion or all of the deferred tax asset would not be realized. The Company’s assessment in fiscal year 2008 considered, among other things:

•	Future reversals of existing temporary differences:

•	No valuation allowance was recorded for deferred tax assets that would be realized by the reversal of deferred tax liabilities;

•	Future taxable income:

•	In fiscal year 2008, the Company incurred significant losses, and at the end of the fiscal year it was not more likely than not that the Company would generate sufficient future taxable income to allow utilization of its deferred tax assets;

•	Taxable income in prior carryback years:

•	All losses that could be used to offset taxable income in carryback years were recognized in fiscal year 2008; and

•	Tax-planning strategies:

•	There were no tax planning strategies available that would have allowed the Company to realize the benefits of its significant losses at the end of fiscal year 2008.

As a result of the above factors, the Company recorded a full valuation allowance on its deferred tax assets at the end of fiscal year 2008.

Ms. Mara L. Ransom, January 28, 2014

Rationale for Re-Evaluation of Deferred Tax Assets

For the period from the end of fiscal year 2008 through March 21, 2009, the date the Company filed a voluntary bankruptcy petition for reorganization under Chapter 11 of the United States Bankruptcy Code, the Company incurred significant losses. The Company emerged from Chapter 11 protection on August 14, 2009 and although the Company realized pretax income in both fiscal years 2009 and 2010, the Company was still in a three-year cumulative loss position and significant uncertainty still existed about future taxable income due to the lingering effects on the business as a result of the bankruptcy. Because of these reasons, the Company retained a full valuation allowance on the deferred tax assets at the end of fiscal year 2010.

The Company generated $29.6 million of pretax income in the cumulative three-year period ended January 28, 2012 (exiting a three-year cumulative loss position), which included $22.2 million of pretax income in fiscal year 2011. The amount of pretax income in fiscal year 2011 exceeded all gross deferred tax assets, including the net operating loss, which was $14.4 million at the end of fiscal year 2010.

At the end of fiscal year 2011, the Company considered the sources of income outlined in ASC 740-10-30-18 noting that all of its deferred tax assets would be realized either through (a) future reversals of existing taxable temporary differences or (b) future taxable income (including taxable income in fiscal year 2011) exclusive of reversing temporary differences and carry-forwards. Because of these factors and the fact that all of the net operating losses were utilized in fiscal year 2011, the Company reversed the valuation allowance in fiscal year 2011.

(13) Subsequent Events, page F-18

34.	We note you granted 119,750 and 298,400 restricted stock unit awards during November and December 2013, respectively. Please revise your filing in an appropriate location to disclose the following information related to issuances of equity instruments:

•	Tell us and disclose the valuation methodologies and assumptions used in determining the fair value of your common stock underlying these grants.

•	Revise your disclosure to include a narrative discussing each significant factor contributing to the changes in fair value determined, as of the date of each grant and equity related issuance, through the estimated IPO price. This would include a description of significant intervening events within the company and changes in assumptions as well as weighting and selection of valuation methodologies employed that explain the changes in the fair value of your common stock up to the filing of the registration statement.

•	Please continue to provide us with updates for all equity related transactions subsequent to this request through the effective date of the registration statement.

Ms. Mara L. Ransom, January 28, 2014

Response:

In response to the Staff’s comment, the Company has included disclosure beginning on page 51 to discuss the award grants and the valuation methodologies and assumptions used in determining the fair market value for the restricted nonvoting common stock underlying the grants. The Company acknowledges the Staff’s comment in the second bullet point requesting a discussion of each significant factor contributing to changes in the fair value determined as of the date of each grant through the estimated IPO price. The Company will supplement its disclosure to provide such factors when it includes a price range for this offering.

Schedule II - Valuation and Qualifying Accounts, page F-19

35.	Please present your reserve for sales returns on a gross basis.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page F-20 to present sales returns on a gross basis.

Financial Statements for the Period Ended November 2, 2013

Condensed Consolidated Statements of Income, page F-21

36.	We note that you paid dividends of $101 million during the interim period ended November 2, 2013. With reference to SAB Topic 1B:3, please present pro forma earnings per share data giving effect to the number of shares whose proceeds would be necessary to pay the dividend, but only the amount that exceeds the current year’s earnings, in addition to historical earnings per share. The number of shares to be added to the denominator for purposes of this pro forma per share data should not exceed the total number of shares to be issued in the offering.

Response:

In response to the Staff’s comment, the Company has revised the disclosure in its financial statements to present pro forma earnings per share data giving effect to the number of shares whose proceeds would be necessary to pay the $101 million dividend. The Company notes for the Staff that it intends to include the audited financial statements of the Company for the fiscal year ending February 1, 2014 in the Registration Statement prior to it becoming effective. The pro forma earnings per share data will be updated to report the effect of the dividends paid in fiscal year 2013 on the fiscal year 2013 earnings per share and the effect of the dividends paid in fiscal year 2012 on the fiscal year 2012 earnings per share will be removed as it will not be required for disclosure under SAB Topic 1B:3 once the audited financial statements for fiscal year 2013 are included.

Ms. Mara L. Ransom, January 28, 2014

(2) Acquisition, page F-24

37.	We note that you “acquired certain assets and assumed certain liabilities” from Wholesale Sports Outdoor Outfitters in March 2013 for a cash purchase price of $47.8 million. Please tell us if you treated this transaction as a business combination or asset acquisition and explain in detail how you reached your conclusion. To the extent this transaction was a business combination, please provide us with your significance tests under Rule 3-05 of Regulation S-X and tell us if you plan to file acquiree and/or pro forma financial statements related to this acquisition.

Response:

In response to the Staff’s comment, the Company confirms that it treated the acquisition of certain assets and the assumption of certain liabilities from Wholesale Sports Outdoor Outfitters in March 2013 as a business combination.

The Company considered whether the acquisition of assets and the assumption of certain liabilities from Wholesale Sports Outdoor Outfitters constituted the acquisition of a business for both accounting purposes and for reporting purposes by considering the guidance in ASC 805 and Rule 11-01(d) of Regulation S-X, respectively.

Considerations of Business for Accounting Purposes

The Company considered the guidance in ASC 805-10-20, which defines a business as “an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return in the form of dividends, lower costs, or other economic benefits directly to investors or other owners, members, or participants.” The Company also considered the guidance in ASC 805-10-55-5 which states that “[t]o be capable of being conducted and managed for the purposes defined, an integrated set of activities and assets requires two essential elements – inputs and processes applied to those inputs, which together are or will be used to create outputs.” and the guidance in ASC 805-10-55-4 regarding the definition of inputs and processes.

The Company considered the acquired assets noting that they contained both inputs and processes. The assets acquired and liabilities assumed (cash, accounts receivable, inventory, property and equipment, deferred rent, gift card liability, and vacation accruals), when utilized as an integrated group, are the assets and liabilities necessary to operate a retail business (i.e. inputs and processes which are capable of producing outputs). As further consideration, the Company recognized that the acquired assets and activities do not need to include all of the inputs and processes the seller used in operating the integrated set if market participants are capable of acquiring the integrated set or integrating the acquired assets and activities with their own inputs and processes and continuing to produce outputs. Based on the Company’s review of the assets acquired and liabilities assumed per the agreement,

Ms. Mara L. Ransom, January 28, 2014

the Company concluded that the assets and liabilities represent an integrated set of assets and activities that are capable of being conducted and managed as a business by a market participant in that they are the assets and liabilities needed to conduct such a business. Based on these considerations, the Company believes that the acquisition should be accounted for as a business combination.

Considerations of Business for Reporting Purposes

The Company considered the guidance in Rule 11-01(d) of Regulation S-X, which indicates that the acquisition “should be evaluated in light of the facts and circumstances involved and whether there is sufficient continuity of the acquired entity’s operations prior to and after the transactions so that disclosure of prior financial information is material to an understanding of future operations.”

Among the facts and circumstances the Company considered in evaluating whether the acquisition constitutes a business were the following:

•	Were the assets used by the seller in a revenue generating activity?

•	Whether the revenue generating activity will be continued?

•	Whether any of the following attributes will remain with the component after the transaction?

•	Physical facilities,

•	Employee base,

•	Market distribution system,

•	Sales force,

•	Customer base,

•	Operating rights,

•	Production techniques, or

•	Trade names.

The assets acquired and the liabilities assumed were used by the seller to generate revenue and will be used by the Company to continue the same revenue-generating activities. In considering what attributes will remain with the Company after the transaction, the Company notes for the Staff that the physical facilities, employee base, sales force, customer base, and operating rights all remain after the transaction. Based on the Company’s review of these considerations, the Company concluded that there was sufficient continuity of the acquired entity’s operations prior

Ms. Mara L. Ransom, January 28, 2014

to and after the transaction. Based on these considerations, the Company believes that the acquisition should be accounted for as a business combination for reporting purposes and thus would need to be evaluated to determine whether or not the acquisition meets the significance tests under Rule 1-02(w) of Regulation S-X for determination of whether or not financial statements of the acquired entity would be required under Rule 3-05 of Regulation S-X.

The Company notes the second question in the Staff’s comment and, in response to this comment, is herewith providing the Company’s calculations of significance of the asset, income, and investment tests under Rule 3-05 of Regulation S-X with respect to the Company’s acquisitions of the certain assets and liabilities from Wholesale Sports Outdoor Outfitters in March 2013.

The Company performed the significance tests pursuant to Rule 1-02(w) of Regulation S-X using the relevant financial data of the acquired stores as of the acquisition date (March 11, 2013) for total assets and the investment amounts and for the most recently completed fiscal year (December 31, 2012) for the revenue less direct expenses of the acquired stores.

Based upon the results of such testing, the Company’s acquisition of the certain assets and assumption of certain liabilities was considered to be a significant acquisition under the investment test and the asset test as such tests were above the 20% threshold prescribed by Rule 1-02(w) of Regulation S-X. The acquisition was not considered to be significant under the income test as it was less than the 20% threshold prescribed by Rule 1-02(w) of Regulation S-X. The Company’s calculations used to determine the significance of the acquisition under the investment, asset, and income tests are set forth below (amounts in thousands):

Sportsman’s Warehouse as of February 2, 2013
Total Assets	$166,563
Pre-Tax Income	$53,471

Acquired Assets and Assumed Liabilities
Investment by Sportsman’s Warehouse	$46,896
Total Assets (as of March 11, 2013)	$42,202
Revenue less Direct Expenses	$8,669

Significance Tests
Investment	28.2%
Asset	25.3%
Income	16.2%

Ms. Mara L. Ransom, January 28, 2014

Since the investment and asset tests exceeded 20%, the acquisition was considered to be a significant acquisition of more than 20%, but less than 40%. As a result, financial statements of the acquisition are required to be furnished for at least the most recent fiscal year and any interim periods specified in Rules 3-01 and 3-02 of Regulation S-X. We considered this requirement in light of Rule 3-06 of Regulation S-X noting that “the filing of financial statements covering a period of nine to 12 months shall be deemed to satisfy a requirement for filing financial statements for a period of one year where…the issuer has made a significant business acquisition for which financial statements are required under §210.3-05 of this chapter and the financial statements covering the interim period pertain to the business being acquired.”

The Company advises the Staff that it will include the audited financial statements of the Company for the fiscal year ending February 1, 2014 in the Registration Statement prior to it becoming effective. Because the Company’s audited financial statements for the fiscal year ending February 1, 2014 will include ten and one-half months of operations of the acquired business, the Company will meet the requirement for filing financial statements for the acquisition for a period of one year under Rule 3-06 of Regulation S-X at the time the audited financial statements for fiscal year 2013 are included in the Registration Statement.

Undertakings, page II-2

38.	Please revise to include the undertakings required by Item 512(a)(5)(ii) of Regulation S-K. See C&DI Question 229.01 (Securities Act Rules).

Response:

The Company has revised Part II of the Revised Registration Statement to include the undertakings required by

Item 512(a)(5)(ii) of Regulation S-K.

39.	Please note that due, in part, to the language of Securities Act Rule 430C(d), the undertaking included in Item 512(a)(6) of Regulation S-K should be included in filings for initial public offerings. Please revise your registration statement to include this undertaking.

Response:

The Company has revised Part II of the Revised Registration Statement to include the undertaking required by

Item 512(a)(6) of Regulation S-K.

***

Attached as Exhibit A to this letter is a letter from the Company that contains certain acknowledgements by the Company in connection with this letter.

Ms. Mara L. Ransom, January 28, 2014

We appreciate the Staff’s comments and request the Staff contact the undersigned at (213) 430-6100 or jpmotley@omm.com with any questions or comments regarding this letter.

Sincerely,

/s/ John-Paul Motley

John-Paul Motley of O’Melveny & Myers LLP

cc:	John Schaefer, Sportsman’s Warehouse Holdings, Inc.

Kevan Talbot, Sportsman’s Warehouse Holdings, Inc.

Exhibit A

Sportsman’s Warehouse Holdings, Inc.

7035 South High Tech Drive

Midvale, UT 84047

January 28, 2014

VIA EDGAR AND FEDERAL EXPRESS

Mara L. Ransom

Assistant Director

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-3628

Re:	Sportsman’s Warehouse Holdings, Inc.

Draft Registration Statement on Form S-1

Submitted December 11, 2013

CIK No. 0001132105

Dear Ms. Ransom:

This letter is submitted by Sportsman’s Warehouse Holdings, Inc., a Delaware corporation (the “Company”), in connection with the letter submitted today on behalf of the Company in response to the comments of the staff (the “Staff) of the Securities and Exchange Commission (the “Commission”) set forth in your letter dated January 10, 2014, regarding the above referenced Draft Registration Statement on Form S-1. In connection therewith, the Company hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me at (801) 566-6681 or ktalbot@sportsmanswarehouse.com with any questions or comments.

Sincerely,

/s/ Kevan Talbot

Kevan Talbot
Chief Financial Officer and Secretary